Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Schedule of right-of-use assets
Right-of-use assets

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2024	30,295	—	2,499	141	32,936
Additions to right-of-use assets	—	—	332	—	332
Depreciation charge for the year	(295)	—	(1,013)	(105)	(1,413)
Derecognition of right-of-use assets	(30,000)	—	(162)	—	(30,162)
Acquisitions through business combination	—	—	1,431	—	1,431
Disposals through sale of subsidiary	—	—	(1,184)	—	(1,184)
Translation differences	—	—	(28)	(2)	(30)

Balance at December 31, 2024	—	—	1,876	34	1,910

(in thousands of USD)	Bareboats	Time charters	Office rental	Company cars	Total

Balance at January 1, 2025	—	—	1,876	34	1,910
Additions to right-of-use assets	—	—	2,539	—	2,539
Depreciation charge for the year	(8,238)	—	(976)	(33)	(9,247)
Acquisitions through business combination	209,500	—	1,251	—	210,751
Impairment charge for the year	(4,567)	—	—	—	(4,567)
Transfers	(196,695)	—	—	—	(196,695)
Translation differences	—	—	155	1	156

Balance at December 31, 2025	—	—	4,845	2	4,847

Operating lease expenses recognized in profit and loss	Amounts recognized in profit or loss

(in thousands of USD)	2025	2024	2023
Interest on lease liabilities	(3,537)	(275)	(631)
Depreciation right-of-use assets	(9,247)	(1,413)	(18,040)

Amounts recognized in the statement of cash flows	Amounts recognized in statement of cash flows

(in thousands of USD)	2025	2024	2023

Total cash outflow for leases	(121,881)	(33,879)	(21,942)
Total cash inflow for leases	1,263	1,591	1,706

Disclosure of maturity analysis of operating lease payments
The future undiscounted lease payments to be received for these lease agreements are as follows:

(in thousands of USD)	December 31, 2025	December 31, 2024
Less than one year	386,834	288,933
Between one and five years	1,295,174	1,147,997
More than five years	1,298,706	906,010
Total future lease receivables	2,980,714	2,342,939

Separation of lease and non-lease components of contract

(in thousands of USD)	2025	2024
Lease component of revenue from time charter-out	2,144,393	1,625,467
Non-lease component of revenue from time charter-out	836,321	717,472
Total future lease receivables	2,980,714	2,342,939